Revenue from Contracts with Customers - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	¥ 295,897	¥ 162,881	¥ 146,054
Cost of sales	(126,026)	(44,281)	(32,343)
Gross profit	169,871	118,600	113,711
Southern China
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	160,354	82,481	55,597
Northern China
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	135,543	80,400	90,457
Revenue Recognised at a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	218,885	119,998	126,646
Revenue Recognised Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	77,012	42,883	19,408
Subscription and licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	100,454	76,583	81,901
Cost of sales	(18,195)	(8,725)	(20,330)
Gross profit	82,259	67,858	61,571
Music events and performances
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	77,382	27,514
Cost of sales	(64,283)	(18,237)
Gross profit	13,099	9,277
Smart Music Learning Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	118,061	58,784	64,153
Cost of sales	(43,548)	(17,319)	(12,013)
Gross profit	¥ 74,513	¥ 41,465	¥ 52,140